1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 10.7%

EXCHANGE-TRADED FUNDS – 10.7%

INFLATION-PROTECTED SECURITIES FUND – 10.7%

Schwab U.S. TIPS ETF#	840,000	$53,667,600

TOTAL EXCHANGE-TRADED FUNDS (COST $51,972,415)		$53,667,600

TOTAL INFLATION RELATED SECURITIES (COST $51,972,415)		$53,667,600

REAL ESTATE RELATED SECURITIES – 33.9%

COMMON STOCKS – 4.6%

ASSET MANAGEMENT & CUSTODY BANKS – 0.0%**

Brookfield Asset Management, Inc., Class A	103	5,561

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.	754	16,179

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	19,879	22,575

Centuria Capital Group	25,310	54,235

TOTAL DIVERSIFIED		$76,810

DIVERSIFIED REAL ESTATE ACTIVITIES – 1.8%

Airport City Ltd.*	4,669	79,716

Allreal Holding AG	730	151,021

CapitaLand Ltd.	130,800	389,036

Chinese Estates Holdings Ltd.	75,000	29,436

City Developments Ltd.	26,000	131,444

Daito Trust Construction Co. Ltd.	3,500	409,644

Daiwa House Industry Co. Ltd.	34,200	1,042,787

DIC Asset AG	3,489	63,076

Far East Consortium International Ltd.	78,000	30,914

Gemdale Properties & Investment Corp. Ltd.	358,000	38,697

Great Eagle Holdings Ltd.	13,000	40,734

Hang Lung Properties Ltd.	106,000	274,168

Heiwa Real Estate Co. Ltd.	2,900	104,020

Kerry Properties Ltd.	54,500	160,600

Lendlease Corp. Ltd.	35,398	316,138

Mitsubishi Estate Co. Ltd.	69,400	1,083,021

Mitsui Fudosan Co. Ltd.	48,700	1,133,100

New World Development Co. Ltd.	66,000	312,965

Nomura Real Estate Holdings, Inc.	6,900	170,259

Property & Building Corp. Ltd.*	345	42,691

SAMTY Co. Ltd.	1,000	20,118

Shinoken Group Co. Ltd.	3,200	37,278

SRE Holdings Corp.*	300	17,857

St. Joe Co. (The)	1,605	72,658

Starts Corp., Inc.	700	18,249

Sumitomo Realty & Development Co. Ltd.	24,500	793,255

Sun Hung Kai Properties Ltd.	78,000	1,117,132

Tokyo Tatemono Co. Ltd.	11,600	173,411

Tokyu Fudosan Holdings Corp.	31,100	174,345

UOL Group Ltd.	29,900	161,091

Description	Number of Shares	Value

Wharf Holdings Ltd. (The)	78,000	$264,478

YH Dimri Construction & Development Ltd.	360	23,198

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$8,876,537

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	65,609	73,136

REAL ESTATE DEVELOPMENT – 0.5%

Aedas Homes SA	962	29,100

BUWOG AG Escrow Shares*,(1)	3,077	—

Cedar Woods Properties Ltd.	3,874	18,877

Chip Eng Seng Corp. Ltd.	44,200	14,516

CK Asset Holdings Ltd.	125,500	855,115

Forestar Group, Inc.*	1,558	31,892

Goldcrest Co. Ltd.	1,500	22,123

Greenland Hong Kong Holdings Ltd.	101,000	24,694

Henderson Land Development Co. Ltd.	62,735	280,530

Howard Hughes Corp. (The)*	2,114	195,989

Instone Real Estate Group AG	2,416	74,802

K Wah International Holdings Ltd.	135,000	60,976

Katitas Co. Ltd.	2,600	77,143

Lifestyle Communities Ltd.	4,838	60,356

Nexity SA	2,856	143,919

Road King Infrastructure Ltd.	24,000	27,950

Selvaag Bolig ASA	6,948	46,007

Sino Land Co. Ltd.	170,000	260,322

St. Modwen Properties PLC	17,514	136,085

Tosei Corp.	2,300	23,754

Wing Tai Holdings Ltd.	24,500	33,090

TOTAL REAL ESTATE DEVELOPMENT		$2,417,240

REAL ESTATE OPERATING COMPANIES – 2.3%

ADO Properties SA	3,613	87,690

Aeon Mall Co. Ltd.	5,000	75,749

Akelius Residential Property AB, Class D	10,772	21,825

Alony Hetz Properties & Investments Ltd.	5,823	79,586

Amot Investments Ltd.	8,779	58,228

Aroundtown SA	61,652	483,128

Ascendas India Trust	33,200	35,529

Atrium Ljungberg AB, Class B	2,330	57,056

Azrieli Group Ltd.	3,961	316,635

Big Shopping Centers Ltd.*	276	38,764

Blue Square Real Estate Ltd.	878	67,116

CA Immobilien Anlagen AG	3,292	144,685

Castellum AB	12,547	351,410

Catena AB	1,357	81,498

Cibus Nordic Real Estate AB	2,057	56,058

Citycon OYJ	2,325	20,465

CLS Holdings PLC	27,220	96,292

Corem Property Group AB, Class B	49,084	124,586

Daibiru Corp.	5,100	64,851

Deutsche EuroShop AG	2,964	70,391

Deutsche Wohnen SE	18,869	1,178,260

Dios Fastigheter AB	4,885	55,470

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Entra ASA	5,788	$141,117

Fabege AB	13,425	232,759

Fastighets AB Balder, Class B*	5,228	361,230

Gav-Yam Lands Corp. Ltd.	5,012	47,461

Gazit-Globe Ltd.	8,975	67,024

Grainger PLC	32,952	138,967

Grand City Properties SA	5,578	148,219

Hang Lung Group Ltd.	31,000	75,793

Helical PLC	12,067	76,318

Hongkong Land Holdings Ltd.	60,000	272,400

Hufvudstaden AB, Class A	5,643	103,179

Hulic Co. Ltd.	25,700	291,191

Hysan Development Co. Ltd.	26,001	102,383

Ichigo, Inc.	6,800	20,331

IMMOFINANZ AG*	4,535	107,539

Intershop Holding AG	64	44,157

Israel Canada T.R Ltd.	5,078	21,600

Keihanshin Building Co. Ltd.	4,900	62,933

Kennedy-Wilson Holdings, Inc.	4,727	95,438

K-fast Holding AB*	3,876	36,471

Kungsleden AB	9,968	134,553

LEG Immobilien SE	3,707	586,397

Mega Or Holdings Ltd.	685	22,145

Melisron Ltd.*	1,293	95,600

Mivne Real Estate KD Ltd.	18,034	53,977

Mobimo Holding AG*	348	119,477

NP3 Fastigheter AB	1,509	38,039

Nyfosa AB	11,802	182,615

Platzer Fastigheter Holding AB, Class B	3,083	57,660

PSP Swiss Property AG	2,079	281,607

S IMMO AG	4,007	95,541

Sagax AB, Class D	19,966	79,438

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	74,725

Shurgard Self Storage SA	1,183	63,431

Sirius Real Estate Ltd.	54,139	89,702

Swire Properties Ltd.	59,000	167,787

Swiss Prime Site AG	3,906	416,321

TAG Immobilien AG	7,764	257,697

Tricon Residential, Inc.	9,173	109,920

VGP NV	392	80,726

Vonovia SE	29,101	1,939,393

Wallenstam AB, Class B	10,637	178,428

Wharf Real Estate Investment Co. Ltd.	84,000	473,984

Wihlborgs Fastigheter AB	6,877	160,254

TOTAL REAL ESTATE OPERATING COMPANIES		$11,771,199

RETAIL – 0.0%**

Kiwi Prop erty Group Ltd.	80,708	65,507

TOTAL COMMON STOCKS (COST $17,416,410)		$23,302,169

EXCHANGE-TRADED FUNDS – 9.7%

REAL ESTATE – 9.7%

BMO Commercial Property Trust Ltd.	39,591	51,510

Schwab U.S. REIT ETF#	539,600	25,771,296

Description	Number of Shares	Value

Vanguard Global ex-U.S. Real Estate ETF	396,200	$23,138,080

TOTAL REAL ESTATE		$48,960,886

TOTAL EXCHANGE-TRADED FUNDS (COST $38,651,705)		$48,960,886

INVESTMENT COMPANY – 2.1%

EQUITY FUNDS – 2.1%

Tortoise MLP & Pipeline Fund	973,466	10,678,926

TOTAL INVESTMENT COMPANY (COST $12,745,009)		$10,678,926

PREFERRED STOCK – 0.0%**

Brookfield Property Preferred LP 6.25%*	74	1,846

TOTAL PREFERRED STOCK (COST $1,828)		$1,846

REAL ESTATE INVESTMENT TRUSTS – 17.5%

DIVERSIFIED – 1.9%

Abacus Property Group	16,994	39,533

Activia Properties, Inc.	35	158,721

Alexander & Baldwin, Inc.	7,229	144,725

American Assets Trust, Inc.	1,696	62,633

Armada Hoffler Properties, Inc.	5,648	73,424

Artis REIT	2,286	21,511

Broadstone Net Lease, Inc.	7,876	204,933

Charter Hall Group	21,646	258,765

Charter Hall Long Wale REIT	30,820	111,277

Cofinimmo SA	1,490	240,912

Cominar REIT	2,658	24,373

CTO Realty Growth, Inc.	77	4,349

Daiwa House REIT Investment Corp.	104	309,047

DigitalBridge Group, Inc.*	25,064	174,445

Empire State Realty Trust, Inc., Class A	16,562	189,304

Essential Properties Realty Trust, Inc.	5,505	164,049

Gecina SA	2,669	423,783

Gladstone Commercial Corp.	2,455	56,907

Global Net Lease, Inc.	11,392	210,410

Goodman Property Trust	75,368	127,859

GPT Group (The)	100,172	343,297

Growthpoint Properties Australia Ltd.	18,802	54,226

H&R REIT	7,113	95,954

Hankyu Hanshin REIT, Inc.	37	54,705

Heiwa REIT, Inc.	76	120,888

Hulic Reit, Inc.	71	125,425

ICADE	1,562	142,953

Irongate Group	21,935	23,663

Land Securities Group PLC	36,123	356,297

LondonMetric Property PLC	49,777	172,145

LXI REIT PLC	26,814	53,745

Mapletree North Asia Commercial Trust	101,300	75,511

Merlin Properties Socimi SA	17,152	192,478

Mirvac Group	200,887	421,624

NIPPON REIT Investment Corp.	32	132,428

Nomura Real Estate Master Fund, Inc.	242	384,050

NTT UD REIT Investment Corp.	97	140,675

One Liberty Properties, Inc.	12	367

Picton Property Income Ltd. (The)	63,920	81,830

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

PS Business Parks, Inc.	809	$124,319

REIT 1 Ltd.	11,700	64,029

Samty Residential Investment Corp.	22	25,508

Sekisui House Reit, Inc.	220	193,720

Star Asia Investment Corp.	81	44,596

Stockland	122,754	396,365

STORE Capital Corp.	12,206	441,735

Sunlight REIT	139,000	85,141

Suntec REIT	110,400	118,959

Tokyu REIT, Inc.	73	135,812

Tosei Reit Investment Corp.	15	19,470

UK Commercial Property REIT Ltd.	46,367	52,398

United Urban Investment Corp.	161	236,426

VEREIT, Inc.	11,438	560,119

Washington REIT	3,524	85,598

WP Carey, Inc.	8,528	688,124

Yuexiu REIT	80,000	39,943

TOTAL DIVERSIFIED		$9,285,483

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	19,590	52,955

HEALTH CARE – 1.5%

Aedifica SA	1,702	243,895

Arena REIT	17,467	45,376

Assura PLC	137,396	149,538

CareTrust REIT, Inc.	6,068	146,360

Community Healthcare Trust, Inc.	886	44,149

Diversified Healthcare Trust	8,694	33,907

Global Medical REIT, Inc.	1,467	22,826

Health Care & Medical Investment Corp.	17	23,694

Healthcare Realty Trust, Inc.	6,136	195,616

Healthcare Trust of America, Inc., Class A	10,497	300,109

Healthpeak Properties, Inc.	26,806	991,018

Impact Healthcare REIT PLC	12,583	20,779

LTC Properties, Inc.	2,893	109,500

Medical Properties Trust, Inc.	29,826	627,241

National Health Investors, Inc.	2,416	164,844

New Senior Investment Group, Inc.	6,765	62,373

NorthWest Healthcare Properties REIT	4,866	50,899

Omega Healthcare Investors, Inc.	11,311	410,363

Parkway Life REIT	31,100	106,501

Physicians Realty Trust	15,860	300,547

Primary Health Properties PLC	66,777	152,039

Sabra Health Care REIT, Inc.	10,574	196,571

Universal Health Realty Income Trust	1,767	105,578

Ventas, Inc.	19,267	1,151,781

Vital Healthcare Property Trust	24,302	53,672

Welltower, Inc.	21,426	1,861,062

TOTAL HEALTH CARE		$7,570,238

HOTEL & RESORT – 0.5%

Apple Hospitality REIT, Inc.	9,928	148,424

Ascott Residence Trust	95,500	72,597

CDL Hospitality Trusts	31,900	28,487

Chatham Lodging Trust*	2,859	35,108

CorePoint Lodging, Inc.*	1,934	25,993

DiamondRock Hospitality Co.*	14,037	120,859

Hersha Hospitality Trust*	6,231	58,634

Description	Number of Shares	Value

Hoshino Resorts REIT, Inc.	11	$69,787

Host Hotels & Resorts, Inc.*	35,009	557,693

Invincible Investment Corp.	320	125,573

Japan Hotel REIT Investment Corp.	232	141,055

Park Hotels & Resorts, Inc.*	12,850	237,725

Pebblebrook Hotel Trust	6,007	135,097

RLJ Lodging Trust	10,153	145,695

Ryman Hospitality Properties, Inc.*	2,708	207,704

Service Properties Trust	10,529	117,188

Summit Hotel Properties, Inc.*	3,569	32,157

Sunstone Hotel Investors, Inc.*	9,213	106,318

Xenia Hotels & Resorts, Inc.*	6,846	121,037

TOTAL HOTEL & RESORT		$2,487,131

INDUSTRIAL – 3.1%

AIMS APAC REIT	23,200	27,053

Americold Realty Trust	12,978	504,195

APN Industria REIT	12,124	29,806

ARA LOGOS Logistics Trust	57,800	38,393

Ascendas REIT	162,800	374,874

Centuria Industrial REIT	23,836	66,995

CRE Logistics REIT, Inc.	13	24,624

Dream Industrial REIT	7,428	95,559

Duke Realty Corp.	19,221	977,964

EastGroup Properties, Inc.	2,507	441,784

First Industrial Realty Trust, Inc.	6,254	342,594

Frasers Logistics & Commercial Trust	148,720	166,836

GLP J-REIT	223	399,430

Goodman Group	87,795	1,458,658

Granite REIT	1,863	128,988

Industrial & Infrastructure Fund Investment Corp.	106	204,744

Industrial Logistics Properties Trust	5,680	153,928

Innovative Industrial Properties, Inc.#	1,231	264,653

Itochu Advance Logistics Investment Corp.	16	23,350

Japan Logistics Fund, Inc.	46	139,419

LaSalle Logiport REIT	96	175,890

Lexington Realty Trust	18,817	247,444

Mapletree Industrial Trust	101,370	224,444

Mapletree Logistics Trust	159,950	249,083

Mitsubishi Estate Logistics REIT Investment Corp.	19	87,462

Mitsui Fudosan Logistics Park, Inc.	27	151,114

Monmouth Real Estate Investment Corp.	6,343	120,771

Montea NV	546	73,189

Nippon Prologis REIT, Inc.	140	467,071

Plymouth Industrial REIT, Inc.	1,334	30,789

Prologis, Inc.	38,187	4,889,463

Rexford Industrial Realty, Inc.	7,865	483,855

Segro PLC	61,276	1,036,989

SOSiLA Logistics REIT, Inc.	30	47,035

STAG Industrial, Inc.	9,873	407,952

Summit Industrial Income REIT	3,608	54,860

Terreno Realty Corp.	4,147	283,489

Tritax Big Box REIT PLC	88,407	258,797

Warehouses De Pauw CVA	7,016	301,949

TOTAL INDUSTRIAL		$15,455,493

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

OFFICE – 2.0%

Alexandria Real Estate Equities, Inc.	7,053	$1,420,051

Allied Properties REIT	2,996	109,768

alstria office REIT AG	8,939	189,385

Befimmo SA	523	22,180

Boston Properties, Inc.	7,168	841,380

Brandywine Realty Trust	7,621	106,389

Centuria Office REIT	12,820	23,238

Champion REIT	160,000	91,003

City Office REIT, Inc.	2,823	36,332

Columbia Property Trust, Inc.	6,598	109,989

Corporate Office Properties Trust	4,663	137,279

Cousins Properties, Inc.	6,919	274,823

Covivio	2,344	220,332

Cromwell Property Group	70,423	45,220

Daiwa Office Investment Corp.	20	144,023

Derwent London PLC	6,282	317,495

Dexus	55,850	421,331

Douglas Emmett, Inc.	7,491	250,199

Dream Office REIT	3,839	68,681

Easterly Government Properties, Inc.	3,911	88,780

Equity Commonwealth	6,256	164,470

GDI Property Group	37,938	31,460

Global One Real Estate Investment Corp.	60	69,240

Great Portland Estates PLC	15,111	160,263

Hibernia REIT PLC	32,408	50,208

Highwoods Properties, Inc.	4,541	216,560

Hudson Pacific Properties, Inc.	6,823	185,995

Ichigo Office REIT Investment Corp.	84	75,956

Inmobiliaria Colonial Socimi SA	17,931	191,223

Intervest Offices & Warehouses NV	685	20,193

Invesco Office J-REIT, Inc.	616	127,743

IREIT Global	105,618	49,498

Japan Excellent, Inc.	66	91,806

Japan Prime Realty Investment Corp.	49	191,167

Japan Real Estate Investment Corp.	71	444,620

JBG SMITH Properties	4,693	153,133

Kenedix Office Investment Corp.	20	147,122

Keppel Pacific Oak U.S. REIT	54,800	43,292

Keppel REIT	112,100	99,280

Kilroy Realty Corp.	5,446	377,244

Mack-Cali Realty Corp.*	3,640	65,520

Manulife U.S. REIT	72,500	55,100

Mirai Corp.	43	22,107

Mori Hills REIT Investment Corp.	84	123,353

Mori Trust Sogo REIT, Inc.	49	70,571

Nippon Building Fund, Inc.	85	548,562

NSI NV	1,341	55,756

Office Properties Income Trust	1,436	41,615

One REIT, Inc.	16	49,879

Orix JREIT, Inc.	152	289,577

Paramount Group, Inc.	6,206	60,570

Piedmont Office Realty Trust, Inc., Class A	4,742	90,193

Prime U.S. REIT	23,700	19,908

Regional REIT Ltd.	17,938	22,066

SL Green Realty Corp.	3,267	243,261

True North Commercial REIT	3,946	23,975

Description	Number of Shares	Value

Vornado Realty Trust	7,526	$327,381

Workspace Group PLC	10,610	127,348

TOTAL OFFICE		$10,045,093

RESIDENTIAL – 2.7%

Advance Residence Investment Corp.	71	241,726

Altarea SCA	107	23,990

American Campus Communities, Inc.	6,656	334,863

American Homes 4 Rent, Class A	13,818	580,356

Apartment Income REIT Corp.	8,212	432,280

Apartment Investment & Management Co., Class A	8,212	57,156

AvalonBay Communities, Inc.	7,175	1,634,680

Bluerock Residential Growth REIT, Inc.	5,964	76,160

Boardwalk REIT	1,785	65,356

Camden Property Trust	5,017	749,490

Canadian Apartment Properties REIT	4,891	244,432

Care Property Invest NV	688	23,178

Centerspace	389	35,010

Civitas Social Housing PLC	32,010	52,681

Clipper Realty, Inc.	9,929	82,609

Comforia Residential REIT, Inc.	32	102,238

Daiwa Securities Living Investments Corp.	98	107,554

Empiric Student Property PLC*	17,727	23,852

Equity LifeStyle Properties, Inc.	8,482	710,792

Equity Residential	17,405	1,464,283

Essex Property Trust, Inc.	3,296	1,081,418

GCP Student Living PLC	19,492	57,304

Independence Realty Trust, Inc.#	4,868	93,855

Ingenia Communities Group	24,221	102,915

InterRent REIT	6,334	91,283

Invitation Homes, Inc.	29,169	1,186,595

Irish Residential Properties REIT PLC	33,709	61,580

Kenedix Residential Next Investment Corp.	69	149,252

Killam Apartment REIT	2,717	45,080

Mid-America Apartment Communities, Inc.	5,882	1,135,814

NexPoint Residential Trust, Inc.	1,045	61,603

Nippon Accommodations Fund, Inc.	28	171,259

Starts Proceed Investment Corp.	19	43,177

Sun Communities, Inc.	5,740	1,125,671

UDR, Inc.	14,874	817,921

UMH Properties, Inc.	2,326	54,149

UNITE Group PLC (The)	19,817	318,841

Xior Student Housing NV	874	56,505

TOTAL RESIDENTIAL		$13,696,908

RETAIL – 2.8%

Acadia Realty Trust	4,930	105,502

AEON REIT Investment Corp.	78	113,404

Agree Realty Corp.	4,259	320,064

American Finance Trust, Inc.	10,965	92,874

Aventus Group	19,965	46,005

British Land Co. PLC (The)	47,539	337,400

Brixmor Property Group, Inc.	15,139	348,500

BWP Trust	35,261	106,352

Capital & Counties Properties PLC*	35,360	83,900

CapitaLand China Trust	50,000	51,662

CapitaLand Integrated Commercial Trust	265,780	421,733

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Carmila SA	5,913	$83,470

Charter Hall Retail REIT	14,984	40,795

Choice Properties REIT	6,632	78,142

CT REIT	1,626	22,260

Eurocommercial Properties NV	4,115	103,193

Federal Realty Investment Trust	3,502	411,590

First Capital REIT	5,526	80,170

Fortune REIT	64,000	69,508

Frasers Centrepoint Trust	69,023	123,278

Frontier Real Estate Investment Corp.	26	120,396

Fukuoka REIT Corp.	37	62,159

Getty Realty Corp.	3,846	121,495

Hamborner REIT AG	1,873	20,623

Hammerson PLC	272,124	139,991

Home Consortium Ltd.	9,400	41,320

HomeCo Daily Needs REIT	20,596	22,369

Japan Metropolitan Fund Invest	359	374,691

Kenedix Retail REIT Corp.	23	63,735

Kimco Realty Corp.	22,126	471,948

Kite Realty Group Trust	3,631	73,201

Klepierre SA*	9,718	235,747

Lendlease Global Commercial REIT	33,300	21,504

Link REIT	109,200	1,044,062

Macerich Co. (The)	9,529	155,323

Mapletree Commercial Trust	114,123	181,930

Mercialys SA	4,343	52,652

National Retail Properties, Inc.	8,579	419,256

NewRiver REIT PLC	17,295	20,122

Realty Income Corp.	19,201	1,349,638

Regency Centers Corp.	7,946	519,748

Retail Estates NV	943	76,403

Retail Opportunity Investments Corp.	5,146	90,930

Retail Properties of America, Inc., Class A	9,519	120,035

Retail Value, Inc.	1,384	33,825

RioCan REIT	5,653	102,358

RPT Realty	7,659	97,576

Sasseur REIT	29,500	20,683

Saul Centers, Inc.	512	23,347

Scentre Group	266,908	509,263

Seritage Growth Properties, Class A*,#	3,490	55,386

Shaftesbury PLC	15,609	128,226

Shopping Centres Australasia Property Group	55,541	100,267

Simon Property Group, Inc.	16,893	2,137,302

SITE Centers Corp.	8,664	137,411

SmartCentres REIT	7,835	189,407

SPH REIT	137,600	92,922

Spirit Realty Capital, Inc.	5,228	262,550

Supermarket Income REIT PLC	41,671	69,507

Tanger Factory Outlet Centers, Inc.#	5,839	100,256

Unibail-Rodamco-Westfield*	6,943	577,930

Urban Edge Properties	4,971	94,449

Urstadt Biddle Properties, Inc., Class A	3,106	59,231

Vicinity Centres	180,821	206,341

Waypoint REIT	56,188	108,444

Weingarten Realty Investors	5,920	190,565

Wereldhave NV	1,145	18,893

TOTAL RETAIL		$14,155,219

Description	Number of Shares	Value

SPECIALIZED – 3.0%

Big Yellow Group PLC	8,499	$171,534

Charter Hall Social Infrastructure REIT	35,768	90,819

CoreSite Realty Corp.	2,126	293,834

CubeSmart	10,990	545,763

CyrusOne, Inc.	6,213	442,801

Digital Realty Trust, Inc.	14,591	2,249,349

EPR Properties	3,946	198,484

Equinix, Inc.	4,639	3,805,882

Extra Space Storage, Inc.	6,909	1,203,133

Farmland Partners, Inc.	2,902	36,565

Four Corners Property Trust, Inc.	6,477	185,955

Gaming and Leisure Properties, Inc.	11,253	532,717

GEO Group, Inc. (The)#	5,794	40,094

Gladstone Land Corp.#	1,517	35,376

Iron Mountain, Inc.	14,832	649,048

Keppel DC REIT	68,895	134,236

Life Storage, Inc.	4,006	470,144

National Storage Affiliates Trust	3,513	190,299

National Storage REIT	48,147	75,259

Public Storage	7,971	2,490,778

QTS Realty Trust, Inc., Class A	3,143	244,243

Rural Funds Group	17,455	32,792

Safehold, Inc.#	677	61,147

Safestore Holdings PLC	13,213	193,946

VICI Properties, Inc.#	27,175	847,588

TOTAL SPECIALIZED		$15,221,786

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $65,855,503)		$87,970,306

RIGHTS – 0.0%**

Rural Funds Group, Expire 08/04/21*	2,077	137

TOTAL RIGHTS (COST $0)		$137

TOTAL REAL ESTATE RELATED SECURITIES (COST $134,670,455)		$170,914,270

COMMODITY RELATED SECURITIES – 51.7%

EXCHANGE-TRADED FUNDS – 17.7%

COMMODITY – 17.7%

Aberdeen Standard Bloomberg All Commodity

Strategy K-1 Free ETF#	416,000	11,136,320

Invesco Optimum Yield Diversified Commodity

Strategy No K-1 ETF#	2,170,000	44,202,900

iShares Gold Trust*	294,900	10,191,744

iShares Silver Trust*,#	144,100	3,405,083

SPDR S&P Global Natural Resources ETF	390,000	20,572,500

TOTAL COMMODITY		$89,508,547

TOTAL EXCHANGE-TRADED FUNDS (COST $75,218,702)		$89,508,547

INVESTMENT COMPANIES – 34.0%

COMMODITY – 34.0%

Vanguard Commodity Strategy Fund	965,140	32,998,144

DFA Commodity Strategy Portfolio	11,661,926	79,067,859

Parametric Commodity Strategy Fund	2,809,867	19,359,987

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Credit Suisse Commodity Return Strategy Fund*	7,019,673	$39,801,547

TOTAL COMMODITY		$171,227,537

TOTAL INVESTMENT COMPANIES (COST $141,439,488)		$171,227,537

TOTAL COMMODITY RELATED SECURITIES (COST $216,658,190)		$260,736,084

SHORT-TERM INVESTMENTS – 3.4%

MONEY MARKET FUND – 3.4%

Dreyfus Government Cash Management

Fund, Institutional Shares, 0.03%^	17,126,088	17,126,088

TOTAL SHORT-TERM INVESTMENT (COST $17,126,088)		$17,126,088

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.9%

MONEY MARKET FUNDS – 0.3%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	478,000	478,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	408,000	408,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	54,000	54,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	472,000	472,000

TOTAL MONEY MARKET FUNDS (COST $1,412,000)		$1,412,000

	Par Value

REPURCHASE AGREEMENTS – 1.6%

Bank of America Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $1,001,668 collateralized by U.S. Government Agency Securities, 1.00% to 5.50%, maturing 11/01/28 to 8/01/51; total market value of $1,021,697.	$1,001,664	1,001,664

Description	Par Value	Value

Citigroup Global Markets Ltd., 0.06%, dated 7/30/21, due 8/02/21, repurchase price $1,726,395 collateralized by U.S. Government Agency & Treasury Securities, 1.63% to 5.00%, maturing 3/31/22 to 7/20/51; total market value of $1,760,914.	$1,726,386	$1,726,386

Daiwa Capital Markets America, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $1,726,393 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/16/21 to 8/01/51; total market value of $1,760,914.	1,726,386	1,726,386

Deutsche Bank Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $1,726,393 collateralized by U.S. Government Agency Securities, 0.00% to 7.25%, maturing 8/12/21 to 6/21/41; total market value of $1,760,916.	1,726,386	1,726,386

RBC Dominion Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $1,726,393 collateralized by U.S. Government Agency & Treasury Securities, 0.25% to 7.50%, maturing 4/15/24 to 4/01/53; total market value of $1,760,914.	1,726,386	1,726,386

TOTAL REPURCHASE AGREEMENTS (COST $7,907,208)		$7,907,208

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,319,208)		$9,319,208

TOTAL INVESTMENTS – 101.6% (Cost $429,746,356)		$511,763,250

COLLATERAL FOR SECURITIES ON LOAN – (1.9%)		(9,319,208)

OTHER ASSETS LESS LIABILITIES – 0.3%		1,395,671

TOTAL NET ASSETS – 100.0%		$503,839,713

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$53,667,600	$—	$—		$53,667,600

Real Estate Related Securities

Common Stocks

Asset Management & Custody Banks	5,561	—	—		5,561

Construction & Engineering	16,179	—	—		16,179

Diversified	76,810	—	—		76,810

Diversified Real Estate Activities	8,876,537	—	—		8,876,537

Office	73,136	—	—		73,136

Real Estate Development	2,417,240	—	—	(a)	2,417,240

Real Estate Operating Companies	11,771,199	—	—		11,771,199

Retail	65,507	—	—		65,507

Exchange-Traded Funds	48,960,886	—	—		48,960,886

Investment Company	10,678,926	—	—		10,678,926

Preferred Stock	1,846	—	—		1,846

Real Estate Investment Trusts

Diversified	9,285,483	—	—		9,285,483

Diversified Real Estate Activities	52,955	—	—		52,955

Health Care	7,570,238	—	—		7,570,238

Hotel & Resort	2,487,131	—	—		2,487,131

Industrial	15,455,493	—	—		15,455,493

Office	10,045,093	—	—		10,045,093

Residential	13,696,908	—	—		13,696,908

Retail	14,155,219	—	—		14,155,219

Specialized	15,221,786	—	—		15,221,786

Rights	—	137	—		137

Commodity Related Securities

Exchange-Traded Funds	89,508,547	—	—		89,508,547

Investment Companies	171,227,537	—	—		171,227,537

Money Market Funds	18,538,088	—	—		18,538,088

Repurchase Agreements	—	7,907,208	—		7,907,208

Total Investments in Securities	$503,855,905	$7,907,345	$—		$511,763,250

(a) Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

#	Security, or a portion thereof, is on loan.

**	Represents less than 0.05%.

*	Non-income producing security.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

July 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Fund:

CVA	Dutch Certification

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

LP	Limited Partnership

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)